Lease Liabilities (Tables)	12 Months Ended
Feb. 28, 2022
Capitalized Lease Liabilities [Abstract]
Schedule of lease liabilities
	As of February 28
Figures in Rand thousands	2022	2021

Maturities analysis
– within one year	47,294	38,401
– within two to four years	56,868	46,576
– over four years	7,916	13,707
Present value of lease payments	112,078	98,684

Non-current liabilities	64,784	60,283
Current liabilities	47,294	38,401
	112,078	98,684